Post-employment benefits - Disclosure of Income Statement Impact (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Total net periodic cost (income)	€ 1,560	€ 1,169	€ 1,199
Pension defined benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2,152	721	1,202
Interest cost	49	71	87
Past service cost	(373)	0	0
Effect of any curtailments/settlements (+/-)	(219)	23	(3)
Unrealized FX impact	(211)	291	(131)
Total net periodic cost (income)	€ 1,398	€ 1,106	€ 1,155